Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(6) Earnings per share
On the Closing Date, the Company completed the Business Combination with BCYP, whereby the Company received 36,465,343 shares in exchange for all of its share capital. The effect of the Business Combination was recast to reflect the Exchange Ratio to January 1, 2020, and will be utilized for the calculation of earnings per share in all prior periods. The per share amounts have been updated to show the effect of the exchange on earnings per share as if the exchange occurred at the beginning of both years for the annual financial statements of the Company. The impact of the stock exchange is also shown on the Company’s consolidated statements of changes in redeemable preferred stock and stockholders’ equity (deficit).
Since the Company reported a net loss for the year ended December 31, 2021, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the year ended December 31, 2021, as the potential dilutive securities are anti-dilutive.

Year Ended December 31, 2021
Calculation of basic and diluted EPS attributable to the Company’s shareholders
Net loss attributable to the Company’s shareholders	$(17,144,531)

Weighted-average common shares outstanding – basic and diluted	27,339,180

Net loss per common share, basic and diluted	$(0.63)

The shares in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

Year Ended December 31, 2021
Stock options	3,724,957
Common stock warrants	5,958,600
Earnout shares (1)	10,491,937
Contingently issuable earnout shares from unexercised Rollover Options	1,508,063

Total	21,683,557

(1)
As the Earnout shares are subject to certain vesting requirements not satisfied as of the year ended December 31, 2021, the Earnout Shares held in escrow are excluded from calculating both basic and diluted earnings per share.

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the year ended December 31, 2020:

Year Ended December 31, 2020
Calculation of basic EPS attributable to the Company’s shareholders
Net income attributable to the Company’s shareholders	$20,117,773
Weighted-average common shares outstanding – basic	25,391,084

Net earnings per share, basic	$0.79
Calculation of diluted EPS attributable to the Company’s shareholders
Net income attributable to the Company’s shareholders	$20,117,773
Weighted-average common shares outstanding – diluted	27,011,482

Net earnings per share, diluted	$0.74
The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the year ended December 31, 2020:

Year Ended December 31, 2020
Weighted-average common shares outstanding – basic	25,391,084
Stock options	1,620,398

Total	27,011,482